Note 4 - Investment In Associate (Tables)	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of investments accounted for using equity method [text block]
Investment in associate

Balance as at March 31, 2024	$-
Value of shares received on spinout	489,493
Equity share of loss – 19.95%	(105,760)

Balance as at March 31, 2025	$383,733

Disclosure of reconciliation of summarised financial information of associate accounted for using equity method to carrying amount of interest in associate [text block]
As at March 31, 2025

Cash	$531,375
Other current assets	14,935
Long-term exploration assets	3,189,002
Short-term accounts payable and accrued liabilities	(717,444)
Long-term royalty payable	(367,784)
Long-term tax penalty payable	(207,350)
Long-term notes payable	(1,197,450)
Long term derivative liability	(5,647)

Net assets	$1,239,637
For the period from February 1, 2025 to March 31, 2025:

Loss from operations	$(530,140)
Net loss and comprehensive loss	$(530,140)